Revenue Recognition Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts									$ 7,511	$ 6,282	$ 5,664
Other (2)									53	(5)	35
Total revenues	$ 2,019	$ 1,658	$ 1,658	$ 2,229	$ 1,666	$ 1,322	$ 1,369	$ 1,920	7,564	6,277	5,699
Electric Transmission & Distribution [Member]
Disaggregation of Revenue [Line Items]
Total revenues									2,996	3,232	2,997
Indiana Electric Integrated [Member]
Disaggregation of Revenue [Line Items]
Total revenues									523
Natural Gas Distribution [Member]
Disaggregation of Revenue [Line Items]
Total revenues									3,745	3,030	2,688
Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Total revenues									300	15	14
Intersegment Eliminations [Member]
Disaggregation of Revenue [Line Items]
Total revenues									0	0	0
Reportable Subsegments [Member] | Electric Transmission & Distribution [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts									2,984	3,235	3,001
Other (2)									12	(3)	(4)
Total revenues									2,996	3,232	2,997
Reportable Subsegments [Member] | Indiana Electric Integrated [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts									523	0	0
Other (2)									0	0	0
Total revenues									523	0	0
Reportable Subsegments [Member] | Natural Gas Distribution [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts									3,709	3,041	2,658
Other (2)									36	(11)	30
Total revenues									3,745	3,030	2,688
Reportable Subsegments [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts									295	6	5
Other (2)									5	9	9
Total revenues									300	15	14
CenterPoint Energy Houston Electric, LLC
Disaggregation of Revenue [Line Items]
Total revenues	680	859	765	686	728	897	854	755	2,990	3,234	2,998
CenterPoint Energy Houston Electric, LLC | Reportable Subsegments [Member] | Electric Transmission & Distribution [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts									2,984	3,235	3,001
Other (2)									6	(1)	(3)
Total revenues									2,990	3,234	2,998
CenterPoint Energy Resources Corp.
Disaggregation of Revenue [Line Items]
Revenue from contracts									2,979	3,042	2,658
Other (2)									39	(11)	30
Total revenues	$ 860	$ 420	$ 526	$ 1,212	$ 933	$ 422	$ 511	$ 1,165	3,018	3,031	2,688
CenterPoint Energy Resources Corp. | Natural Gas Distribution [Member]
Disaggregation of Revenue [Line Items]
Total revenues									3,013	3,030	2,688
CenterPoint Energy Resources Corp. | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Total revenues									5	1	0
CenterPoint Energy Resources Corp. | Intersegment Eliminations [Member]
Disaggregation of Revenue [Line Items]
Total revenues									0	0	0
CenterPoint Energy Resources Corp. | Reportable Subsegments [Member] | Natural Gas Distribution [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts									2,974	3,041	2,658
Other (2)									39	(11)	30
Total revenues									3,013	3,030	2,688
CenterPoint Energy Resources Corp. | Reportable Subsegments [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts									5	1	0
Other (2)									0	0	0
Total revenues									$ 5	$ 1	$ 0